SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property, equipment and software estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2022
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	3 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	5 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	10 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	35 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	37 years
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives description	Shorter of the lease term or estimated economic life